OTHER REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER REVENUES
Schedule of other revenues

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Gain on disposal of subsidiaries	—	87,217	5,754	837
VAT refund	45,313	33,523	4,635	674
Sales of silver products	4,973	13,546	15	2
Sales of application services	28	6,475	55,513	8,074
Government grants and others	14,728	63,650	34,498	5,018
Awards from the Exchanges	90,528	—	—	—
Total	155,570	204,411	100,415	14,605